UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   January 29, 2003


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total:   498791

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                          December 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101     9708    78735 SH       Sole                    20780             57955
AFLAC, Inc.                    COM              001055102    13704   454971 SH       Sole                    93900            361071
AOL Time Warner                COM              00184A105      144    11000 SH       Sole                                      11000
Abbott Laboratories            COM              002824100     1363    34076 SH       Sole                                      34076
American International Group   COM              026874107    17539   303175 SH       Sole                    49756            253419
Amgen Inc.                     COM              031162100     4644    96060 SH       Sole                    32325             63735
Automatic Data Processing      COM              053015103    12087   307959 SH       Sole                    46715            261244
BP PLC - Spons ADR             COM              055622104      599    14738 SH       Sole                                      14738
Bank of America                COM              060505104      278     3989 SH       Sole                                       3989
Baxter International, Inc.     COM              071813109     8994   321199 SH       Sole                    65605            255594
Bemis Co.                      COM              081437105      270     5450 SH       Sole                                       5450
Berkshire Hathaway A           COM              084670108      437        6 SH       Sole                                          6
CVS Corp.                      COM              126650100      732    29320 SH       Sole                      150             29170
Cardinal Health, Inc.          COM              14149Y108    17814   300955 SH       Sole                    60021            240934
Carnival Corp. Cl A            COM              143658102      274    11000 SH       Sole                                      11000
ChevronTexaco Corp.            COM              166764100     2016    30324 SH       Sole                      525             29799
Cintas Corp.                   COM              172908105    14622   319607 SH       Sole                    52443            267164
Cisco Systems                  COM              17275R102    12169   928966 SH       Sole                   176514            752452
Coca-Cola Co.                  COM              191216100      635    14494 SH       Sole                      400             14094
Colgate-Palmolive              COM              194162103    13295   253580 SH       Sole                    46840            206740
Concord EFS, Inc.              COM              206197105    10032   637382 SH       Sole                   127250            510132
Costco Wholesale Corp.         COM              22160K105    13567   483513 SH       Sole                    82405            401108
Cypress Semiconductor          COM              232806109       78    13656 SH       Sole                                      13656
Dell Computer Corp.            COM              247025109    10334   386445 SH       Sole                    87015            299430
Ecolab, Inc.                   COM              278865100    18238   368447 SH       Sole                    79245            289202
Emerson Electric               COM              291011104     1696    33351 SH       Sole                                      33351
Exxon Mobil Corp.              COM              30231G102     2421    69301 SH       Sole                                      69301
Fannie Mae                     COM              313586109    20101   312464 SH       Sole                    54781            257683
Fifth Third Bancorp            COM              316773100    11269   192462 SH       Sole                    40808            151654
Franklin Resources             COM              354613101      230     6750 SH       Sole                                       6750
Freddie Mac                    COM              313400301      632    10701 SH       Sole                                      10701
General Electric               COM              369604103    15850   650932 SH       Sole                    92668            558264
Hewlett-Packard Co.            COM              428236103      177    10208 SH       Sole                                      10208
Home Depot                     COM              437076102    11725   488129 SH       Sole                    86678            401451
ING Groep ADS                  COM              456837103      603    35802 SH       Sole                                      35802
Intel Corp.                    COM              458140100     2625   168601 SH       Sole                      800            167801
Johnson & Johnson              COM              478160104    20340   378697 SH       Sole                    48450            330247
Kimberly-Clark                 COM              494368103     2228    46940 SH       Sole                                      46940
Kohl's Corp.                   COM              500255104    10005   178816 SH       Sole                    34240            144576
Lilly Eli & Co.                COM              532457108      248     3900 SH       Sole                                       3900
MBNA Corp.                     COM              55262L100    16315   857766 SH       Sole                   168944            688822
Medtronic, Inc.                COM              585055106    20366   446629 SH       Sole                    73500            373129
Merck & Co.                    COM              589331107     1678    29644 SH       Sole                                      29644
Michaels Stores, Inc.          COM              594087108     1732    55350 SH       Sole                      200             55150
Microsoft Corp.                COM              594918104    22701   439090 SH       Sole                    62005            377085
Nokia Corp. - Spon ADR         COM              654902204      375    24175 SH       Sole                      200             23975
Omnicom Group                  COM              681919106    10237   158463 SH       Sole                    32845            125618
PACCAR, Inc.                   COM              693718108      265     5746 SH       Sole                                       5746
PLX Technology, Inc.           COM              693417107       39    10000 SH       Sole                                      10000
Paychex, Inc.                  COM              704326107    11225   402317 SH       Sole                    76593            325724
PepsiCo, Inc.                  COM              713448108    17995   426211 SH       Sole                    72690            353521
Pfizer, Inc.                   COM              717081103    16576   542225 SH       Sole                    95122            447103
Praxair Inc.                   COM              74005P104     1308    22650 SH       Sole                      625             22025
Procter & Gamble               COM              742718109     1928    22434 SH       Sole                      275             22159
QUALCOMM, Inc.                 COM              747525103     8647   237616 SH       Sole                    51225            186391
Royal Dutch Petroleum          COM              780257804      667    15162 SH       Sole                                      15162
SAFECO Corp.                   COM              786429100      253     7300 SH       Sole                                       7300
SBC Communications             COM              78387G103      515    19001 SH       Sole                      850             18151
Schering-Plough                COM              806605101      301    13580 SH       Sole                                      13580
Starbucks Corp.                COM              855244109    19231   943628 SH       Sole                   161019            782609
State Street Corp.             COM              857477103    16724   428814 SH       Sole                    76241            352573
Sysco Corp.                    COM              871829107    21275   714165 SH       Sole                   119161            595004
Teleflex Inc.                  COM              879369106      214     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     5817   387517 SH       Sole                    93160            294357
U.S. Bancorp                   COM              902973304      331    15600 SH       Sole                                      15600
United Parcel Service, Inc.    COM              911312106    15372   243691 SH       Sole                    52800            190891
Walgreen Co.                   COM              931422109      755    25860 SH       Sole                                      25860
Washington Federal             COM              938824109     1416    56962 SH       Sole                                      56962
Washington Mutual Inc.         COM              939322103      237     6870 SH       Sole                                       6870
Wells Fargo                    COM              949746101      573    12234 SH       Sole                                      12234
REPORT SUMMARY                 70 DATA RECORDS              498791            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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